DWS Government and Agency Securities Portfolio Average Annual Total Returns - DWS Gov Cash Inst Shares [Member] - DWS Government Cash Institutional Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	2.40%	1.69%
Performance Inception Date	Feb. 16, 2007